Annual Total Returns[BarChart] - Federated Hermes Ultrashort Bond Fund - IS	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.32%	2.81%	0.63%	0.88%	0.32%	1.74%	1.82%	1.69%	3.75%	2.38%